UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (95.11%)
CONSUMER DISCRETIONARY – (6.77%)
Automobiles & Components – (0.84%)
Harley-Davidson, Inc.	1,378,400	$47,320,472
Consumer Durables & Apparel – (0.21%)
Hunter Douglas NV (Netherlands)	295,596	11,838,279
Media – (1.43%)
Grupo Televisa S.A., ADR (Mexico)	674,400	12,402,216
Liberty Media Corp. - Liberty Starz, Series A *	138,580	8,809,531
Walt Disney Co.	1,977,000	59,626,320
		80,838,067
Retailing – (4.29%)
Bed Bath & Beyond Inc. *	2,630,000	150,725,300
CarMax, Inc. *	1,018,800	24,298,380
Expedia, Inc.	1,040,500	26,782,470
Li & Fung Ltd. (Hong Kong)	8,996,000	15,078,685
Liberty Interactive Corp., Series A *	1,732,250	25,568,010
		242,452,845
	Total Consumer Discretionary	382,449,663
CONSUMER STAPLES – (16.95%)
Food & Staples Retailing – (10.35%)
Costco Wholesale Corp.	3,802,964	312,223,344
CVS Caremark Corp.	8,101,945	272,063,313
		584,286,657
Food, Beverage & Tobacco – (6.48%)
Coca-Cola Co.	1,395,640	94,289,438
Diageo PLC (United Kingdom)	4,576,301	87,254,560
Heineken Holding NV (Netherlands)	1,634,338	63,072,737
Kraft Foods Inc., Class A	1,362,000	45,735,960
Nestle S.A. (Switzerland)	92,300	5,081,362
Philip Morris International Inc.	832,167	51,910,578
Unilever NV, NY Shares (Netherlands)	600,200	18,900,298
		366,244,933
Household & Personal Products – (0.12%)
Natura Cosmeticos S.A. (Brazil)	400,300	6,812,711
	Total Consumer Staples	957,344,301
ENERGY – (10.77%)
Canadian Natural Resources Ltd. (Canada)	4,828,900	141,341,903
China Coal Energy Co., Ltd. - H (China)	30,414,200	27,255,144
Devon Energy Corp.	1,230,242	68,204,617
EOG Resources, Inc.	2,344,400	166,475,844
Occidental Petroleum Corp.	1,771,380	126,653,670
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	4,776,600	29,214,679
Schlumberger Ltd.	152,980	9,137,495
Transocean Ltd.	831,124	39,677,860
	Total Energy	607,961,212
FINANCIALS – (30.95%)
Banks – (5.19%)
Commercial Banks – (5.19%)
Wells Fargo & Co.	12,150,379	293,067,141

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (14.49%)
Capital Markets – (8.53%)
Ameriprise Financial, Inc.	868,707	$34,192,308
Bank of New York Mellon Corp.	12,754,600	237,108,014
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	49,021,092
Charles Schwab Corp.	2,252,000	25,380,040
Goldman Sachs Group, Inc.	230,700	21,812,685
Julius Baer Group Ltd. (Switzerland)	3,430,790	114,650,673
		482,164,812
Consumer Finance – (5.36%)
American Express Co.	6,739,870	302,620,163
Diversified Financial Services – (0.60%)
JPMorgan Chase & Co.	297,270	8,953,773
Visa Inc., Class A	289,500	24,815,940
		33,769,713
		818,554,688
Insurance – (10.35%)
Insurance Brokers – (0.15%)
Aon Corp.	198,000	8,312,040
Multi-line Insurance – (3.91%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	31,661,128
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	39,220	15,037,889
Loews Corp.	5,046,100	174,342,755
		221,041,772

Property & Casualty Insurance – (4.86%)
ACE Ltd.	586,500	35,541,900
Berkshire Hathaway Inc., Class A *	748	79,886,400
Markel Corp. *	21,700	7,749,721
Progressive Corp.	8,511,400	151,162,464
		274,340,485
Reinsurance – (1.43%)
Everest Re Group, Ltd.	103,900	8,247,582
Transatlantic Holdings, Inc.	1,496,687	72,619,253
		80,866,835
		584,561,132
Real Estate – (0.92%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	51,894,400
	Total Financials	1,748,077,361
HEALTH CARE – (11.51%)
Health Care Equipment & Services – (3.32%)
Baxter International Inc.	715,780	40,183,889
Becton, Dickinson and Co.	765,310	56,112,530
Express Scripts, Inc. *	2,460,000	91,192,200
		187,488,619
Pharmaceuticals, Biotechnology & Life Sciences – (8.19%)
Agilent Technologies, Inc. *	529,540	16,548,125
Johnson & Johnson	2,701,250	172,096,638
Merck & Co., Inc.	5,353,873	175,125,186
Pfizer Inc.	1,698,730	30,033,546

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
Roche Holding AG - Genusschein (Switzerland)	424,400	$68,545,707
		462,349,202
	Total Health Care	649,837,821
INDUSTRIALS – (5.93%)
Capital Goods – (0.79%)
Lockheed Martin Corp.	611,800	44,441,152
Commercial & Professional Services – (2.75%)
Iron Mountain Inc.	4,913,750	155,372,775
Transportation – (2.39%)
China Merchants Holdings International Co., Ltd. (China)	25,335,532	68,090,204
China Shipping Development Co., Ltd. - H (China)	17,840,000	11,275,618
Kuehne & Nagel International AG (Switzerland)	476,010	53,423,981
LLX Logistica S.A. (Brazil)*	1,011,360	1,952,526
		134,742,329
	Total Industrials	334,556,256
INFORMATION TECHNOLOGY – (6.45%)
Semiconductors & Semiconductor Equipment – (1.66%)
Intel Corp.	750,500	16,008,165
Texas Instruments Inc.	2,915,290	77,692,478
		93,700,643

Software & Services – (4.15%)
Activision Blizzard, Inc.	3,279,000	38,987,310
Google Inc., Class A *	289,500	148,913,010
Microsoft Corp.	1,864,900	46,417,361
		234,317,681
Technology Hardware & Equipment – (0.64%)
Hewlett-Packard Co.	1,615,980	36,278,751
	Total Information Technology	364,297,075
MATERIALS – (5.61%)
Air Products and Chemicals, Inc.	396,900	30,311,253
BHP Billiton PLC (United Kingdom)	1,339,500	35,783,302
Ecolab Inc.	516,800	25,266,352
Martin Marietta Materials, Inc.	283,330	17,912,123
Monsanto Co.	1,090,800	65,491,632
Potash Corp. of Saskatchewan Inc. (Canada)	477,900	20,654,838
Praxair, Inc.	229,700	21,472,356
Rio Tinto PLC (United Kingdom)	728,187	32,293,735
Sealed Air Corp.	3,855,200	64,381,840
Sino-Forest Corp. (Canada)*	4,770,230	3,291,459
Sino-Forest Corp., 144A (Canada)*(a)(b)	145,700	100,533
	Total Materials	316,959,423
TELECOMMUNICATION SERVICES – (0.17%)
America Movil SAB de C.V., Series L, ADR (Mexico)	442,840	9,777,907
	Total Telecommunication Services	9,777,907
TOTAL COMMON STOCK – (Identified cost $4,095,883,393)		5,371,261,019

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares/Principal	Value
PREFERRED STOCK – (0.03%)
MATERIALS – (0.03%)
MMX Mineracao e Metalicos S.A. (Brazil)*	1,053,500	$1,664,084
TOTAL PREFERRED STOCK – (Identified cost $1,617,615)		1,664,084

CONVERTIBLE BONDS – (0.07%)
MATERIALS – (0.07%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	$15,365,000	4,225,375
TOTAL CONVERTIBLE BONDS – (Identified cost $15,365,000)		4,225,375

SHORT-TERM INVESTMENTS – (4.41%)
COMMERCIAL PAPER – (0.77%)
Mizuho Funding LLC, 0.14%, 10/03/11	43,479,000	43,478,662
	Total Commercial Paper	43,478,662
REPURCHASE AGREEMENTS – (3.64%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $113,479,757 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $115,748,580)	113,479,000	113,479,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $91,985,383 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $93,824,700)	91,985,000	91,985,000
	Total Repurchase Agreements	205,464,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $248,942,662)		248,942,662

Total Investments – (99.62%) – (Identified cost $4,361,808,670) – (c)		5,626,093,140
Other Assets Less Liabilities – (0.38%)		21,469,573
	Net Assets – (100.00%)	$5,647,562,713
ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $15,138,422 or 0.27% of the Fund's net assets as of September 30, 2011.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $19,363,797 or 0.34% of the Fund’s net assets as of September 30, 2011.

(c)	Aggregate cost for federal income tax purposes is $4,361,808,670. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,644,501,108
Unrealized depreciation	(380,216,638)
Net unrealized appreciation	$1,264,284,470

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (98.50%)
CONSUMER DISCRETIONARY – (7.26%)
Consumer Durables & Apparel – (5.06%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	54,270	$2,417,475
Hunter Douglas NV (Netherlands)	14,702	588,798
		3,006,273
Media – (2.20%)
Grupo Televisa S.A., ADR (Mexico)	71,220	1,309,736
	Total Consumer Discretionary	4,316,009
CONSUMER STAPLES – (14.00%)
Food & Staples Retailing – (2.12%)
Brazil Pharma S.A., 144A (Brazil)*(a)	169,790	1,264,225
Food, Beverage & Tobacco – (11.88%)
Heineken Holding NV (Netherlands)	74,975	2,893,452
Lindt & Spruengli AG - Participation Certificate (Switzerland)	646	1,879,184
Nestle S.A. (Switzerland)	41,600	2,290,192
		7,062,828
	Total Consumer Staples	8,327,053
ENERGY – (4.55%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	162,000	990,826
Tenaris S.A., ADR (Argentina)	67,430	1,716,093
	Total Energy	2,706,919
FINANCIALS – (15.07%)
Banks – (3.94%)
Commercial Banks – (3.94%)
Banco Santander Brasil S.A., ADS (Brazil)	21,970	160,820
China CITIC Bank Corp. Ltd. - H (China)*	1,499,600	611,080
China Merchants Bank Co., Ltd. - H (China)	1,037,000	1,568,666
Itau Unibanco Holding S.A., ADR (Brazil)	300	4,656
		2,345,222
Diversified Financials – (4.35%)
Capital Markets – (0.52%)
Brookfield Asset Management Inc., Class A (Canada)	11,130	306,632
Diversified Financial Services – (3.83%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,850	972,737
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,780	532,174
RHJ International (Belgium)*	149,490	772,786
		2,277,697
		2,584,329
Insurance – (1.76%)
Insurance Brokers – (0.54%)
CNinsure, Inc., ADR (China)*	45,730	320,110
Multi-line Insurance – (1.22%)
Fairfax Financial Holdings Ltd. (Canada)	1,900	726,085
		1,046,195
Real Estate – (5.02%)
Hang Lung Group Ltd. (Hong Kong)	585,000	2,984,489
	Total Financials	8,960,235

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (19.07%)
Health Care Equipment & Services – (8.62%)
Essilor International S.A. (France)	40,260	$2,895,214
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	439,000	487,432
Sinopharm Group Co. - H (China)	666,300	1,742,206
		5,124,852
Pharmaceuticals, Biotechnology & Life Sciences – (10.45%)
Roche Holding AG - Genusschein (Switzerland)	31,000	5,006,873
Sinovac Biotech Ltd. (China)*	541,350	1,207,211
		6,214,084
	Total Health Care	11,338,936
INDUSTRIALS – (23.08%)
Capital Goods – (10.27%)
ABB Ltd., ADR (Switzerland)	64,680	1,104,734
Schindler Holding AG - Participation Certificate (Switzerland)	21,650	2,294,980
Schneider Electric S.A. (France)	40,040	2,142,761
Shanghai Electric Group Co. Ltd. - H (China)	1,478,000	567,795
		6,110,270

Commercial & Professional Services – (2.70%)
Nielsen Holdings NV *	61,460	1,602,877
Transportation – (10.11%)
China Merchants Holdings International Co., Ltd. (China)	544,884	1,464,396
China Shipping Development Co., Ltd. - H (China)	723,000	456,966
Clark Holdings, Inc. *	118,300	53,235
Kuehne & Nagel International AG (Switzerland)	34,110	3,828,264
LLX Logistica S.A. (Brazil)*	108,000	208,504
		6,011,365
	Total Industrials	13,724,512
INFORMATION TECHNOLOGY – (3.16%)
Software & Services – (3.16%)
NetEase.com Inc., ADR (China)*	32,240	1,230,278
Youku.com Inc., ADR (China)*	39,830	651,619
		1,881,897
	Total Information Technology	1,881,897
MATERIALS – (7.91%)
BHP Billiton PLC (United Kingdom)	30,080	803,555
Greatview Aseptic Packaging Co., Ltd. (China)*	3,692,700	1,093,905
Potash Corp. of Saskatchewan Inc. (Canada)	25,400	1,097,788
Rio Tinto PLC (United Kingdom)	16,610	736,622
Sino-Forest Corp. (Canada)*	214,500	148,005
Vale S.A., ADR (Brazil)	39,330	825,930
	Total Materials	4,705,805
TELECOMMUNICATION SERVICES – (4.40%)
America Movil SAB de C.V., Series L, ADR (Mexico)	118,580	2,618,247
	Total Telecommunication Services	2,618,247
TOTAL COMMON STOCK – (Identified cost $81,114,449)		58,579,613

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2011 (Unaudited)

	Shares/Principal	Value
PREFERRED STOCK – (0.27%)
MATERIALS – (0.27%)
MMX Mineracao e Metalicos S.A. (Brazil)*	100,000	$157,958
	TOTAL PREFERRED STOCK – (Identified cost $172,030)	157,958

SHORT-TERM INVESTMENTS – (1.17%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $384,003 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $391,680)	$384,000	384,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $311,001 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $317,220)	311,000	311,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $695,000)	695,000

Total Investments – (99.94%) – (Identified cost $81,981,479) – (b)		59,432,571
Other Assets Less Liabilities – (0.06%)		38,485
Net Assets – (100.00%)		$59,471,056

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $1,264,225 or 2.12% of the Fund's net assets as of September 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $82,302,287. At September 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$189,297
Unrealized depreciation	(23,059,013)
Net unrealized depreciation	$(22,869,716)

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	September 30, 2011 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

	Principal	Value
FANNIE MAE – (7.33%)
5.00%, 10/15/11	$105,000	$105,185
5.375%, 11/15/11	141,000	141,883
1.00%, 04/04/12	771,000	774,238
0.2246%, 07/26/12 (a)	1,000,000	1,000,247
TOTAL FANNIE MAE – (Identified cost $2,021,553)		2,021,553

FEDERAL FARM CREDIT BANK – (9.47%)
3.50%, 10/03/11	175,000	175,029
4.70%, 10/03/11	75,000	75,018
4.50%, 10/25/11	100,000	100,280
4.875%, 11/16/11	35,000	35,196
0.47%, 11/30/11	77,000	77,014
0.12%, 12/07/11 (a)	500,000	499,925
0.10%, 04/20/12 (a)	500,000	500,000
0.29%, 06/21/12 (a)	150,000	150,099
0.12%, 07/27/12 (a)	1,000,000	1,000,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $2,612,561)		2,612,561

FEDERAL HOME LOAN BANK – (18.06%)
0.26%, 11/18/11	100,000	100,009
0.75%, 11/21/11	60,000	60,044
0.275%, 11/28/11 (a)	400,000	400,074
0.35%, 12/02/11	120,000	120,001
5.00%, 12/16/11	150,000	151,503
4.50%, 01/06/12	50,000	50,539
0.205%, 03/23/12 (a)	600,000	600,275
0.11%, 06/22/12 (a)	2,000,000	1,999,632
0.115%, 07/02/12 (a)	500,000	500,000
0.11%, 07/18/12 (a)	1,000,000	1,000,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $4,982,077)		4,982,077

FREDDIE MAC – (9.30%)
0.22%, 11/07/11 (a)	325,000	325,043
4.375%, 11/09/11	35,000	35,147
4.50%, 11/15/11	500,000	502,629
1.54%, 12/15/11	1,000,000	1,002,847
0.185%, 02/10/12 (a)	200,000	200,008
0.205%, 05/11/12 (a)	500,000	500,095
TOTAL FREDDIE MAC – (Identified cost $2,565,769)		2,565,769

OTHER AGENCIES – (2.71%)
AID - Israel, 0.3489%, 05/15/12 (Israel) (b)	500,000	498,921
Tennessee Valley Authority, 6.79%, 05/23/12	237,000	247,130
TOTAL OTHER AGENCIES – (Identified cost $746,051)		746,051

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	September 30, 2011 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

	Principal	Value
PRIVATE EXPORT FUNDING – (1.46%)
4.90%, 12/15/11	$400,000	$403,832
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $403,832)		403,832

REPURCHASE AGREEMENTS – (51.53%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.08%, 10/03/11, dated 09/30/11, repurchase value of $7,850,052 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 06/20/41, total market value $8,007,000)	7,850,000	7,850,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.05%, 10/03/11, dated 09/30/11, repurchase value of $6,363,027 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.25%-3.50%, 05/31/13-07/31/18, total market value $6,490,260)	6,363,000	6,363,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $14,213,000)		14,213,000

Total Investments – (99.86%) – (Identified cost $27,544,843) – (c)		27,544,843
Other Assets Less Liabilities – (0.14%)		37,858
	Net Assets – (100.00%)	$27,582,701

(a)
The interest rates on floating rate securities, shown as of September 30, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $27,544,843.
Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("40 Act"), securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2011 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$355,532,699	$1,309,736	$–
Consumer staples	801,935,642	1,264,225	–
Energy	580,706,068	2,706,919	–
Financials	1,581,532,288	1,518,303	–
Health care	581,292,114	1,207,211	–
Industrials	201,766,453	2,916,115	–
Information technology	364,297,075	1,881,897	–
Materials	247,154,478	2,081,676	–
Telecommunication services	9,777,907	2,618,247	–
Total Level 1	4,723,994,724	17,504,329	–

Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–	–	13,331,843
Convertible debt securities	4,225,375	–	–
Equity securities*:
Consumer discretionary	26,916,964	3,006,273	–
Consumer staples	155,408,659	7,062,828	–
Energy	27,255,144	–	–
Financials	166,545,073	7,441,932	–
Health care	68,545,707	10,131,725	–
Industrials	132,789,803	10,808,397	–
Materials	68,077,037	2,634,082	–
Short-term securities	248,942,662	695,000	14,213,000
Total Level 2	898,706,424	41,780,237	27,544,843

Level 3 – Significant Unobservable Inputs:
Equity securities:
Materials	3,391,992	148,005	–
Total Level 3	3,391,992	148,005	–
Total Investments	$5,626,093,140	$59,432,571	$27,544,843

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2011 (Unaudited)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2011:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$–	$–
Total realized gain (loss)	–	(528,561)
Change in unrealized depreciation	(12,918,834)	60,526
Net purchases (sales)	–	(195,199)
Transfers into Level 3	16,310,826	811,239
Ending balance	$3,391,992	$148,005

Change in unrealized depreciation during the period on Level 3 securities still held at September 30, 2011	$(12,918,834)	$60,526

Transfers in to Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.  The cost of purchases and the proceeds from sales may include securities received or delivered through corporate actions or exchanges.

ITEM	2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST
By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2011

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2011